SUBSEQUENT EVENTS - Additional Information (Detail) - 1 months ended Mar. 31, 2017 € in Millions, $ in Millions	USD ($)	EUR (€)
Hanwha Q CELLS Korea Corp [Member] | Subsequent Event
Subsequent Event [Line Items]
Proceeds from Sale of Intangible Assets	$ 18.1	€ 16.3